KEELEY FUNDS, INC.

Supplement dated December 30, 2013 to the Prospectus dated January 31, 2013

Effective December 31, 2013, Kevin Chin is a Co-Portfolio Manager for the Keeley Small Cap Value Fund, the Keeley Small-Mid Cap Value Fund, and the Keeley Alternative Value Fund. Therefore, on that date, the Prospectus is amended as follows:

•	On page 6, the section titled “Keeley Small Cap Value Fund—Management—Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. John L. Keeley, Jr. has been Portfolio Manager for the Fund since its inception. Brian R. Keeley and Kevin M. Chin are Co-Portfolio Managers for the Fund and assist Mr. John L. Keeley, Jr. in the day-to-day management activities of the Fund. Mr. Brian R. Keeley has managed the Fund since January 31, 2011. Mr. Chin has managed the Fund since December 31, 2013. The SAI provides additional information about the compensation paid to Messrs. John L. Keeley, Jr., Brian R. Keeley and Kevin M. Chin, other accounts that they manage, and their respective ownership of securities in the Fund.

•	On page 17, the section titled “Keeley Small-Mid Cap Value Fund—Management—Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. John L. Keeley, Jr. has been Portfolio Manager for the Fund since its inception. Brian R. Keeley and Kevin M. Chin are Co-Portfolio Managers for the Fund and assist Mr. John L. Keeley, Jr. in the day-to-day management activities of the Fund. Mr. Brian R. Keeley has managed the Fund since January 31, 2011. Mr. Chin has managed the Fund since December 31, 2013. The SAI provides additional information about the compensation paid to Messrs. John L. Keeley, Jr., Brian R. Keeley and Kevin M. Chin, other accounts that they manage, and their respective ownership of securities in the Fund.

•	On page 44, the section titled “Keeley Alternative Value Fund—Management—Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. John L. Keeley, Jr. has been Portfolio Manager for the Fund since its inception. Brian R. Keeley and Kevin M. Chin are Co-Portfolio Managers for the Fund and assist Mr. John L. Keeley, Jr. in the day-to-day management activities of the Fund. Mr. Brian R. Keeley has managed the Fund since January 31, 2011. Mr. Chin has managed the Fund since December 31, 2013. The SAI provides additional information about the compensation paid to Messrs. John L. Keeley, Jr., Brian R. Keeley and Kevin M. Chin, other accounts that they manage, and their respective ownership of securities in the Fund.

•	On page 57, the section titled “Management—Portfolio Managers—Small Cap Value Fund and Small-Mid Cap Value Fund” is deleted in its entirety and replaced with the following:

Small Cap Value Fund and Small-Mid Cap Value Fund — John L. Keeley, Jr. is the Portfolio Manager for the Funds and is primarily responsible for the day-to-day management of each Fund’s portfolio. Mr. John L. Keeley, Jr. has been Portfolio Manager for each Fund since its inception. In addition, Mr. John L. Keeley, Jr. is a Chartered Financial Analyst and has been an officer of the Distributor and the Adviser since their inceptions in 1977 and 1981, respectively. The SAI provides additional information about Mr. John L. Keeley, Jr.’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

Brian R. Keeley is a Co-Portfolio Manager for the Funds and assists Mr. John L. Keeley, Jr. in their day-to-day management. Mr. Brian R. Keeley has been a Co-Portfolio Manager for each Fund since January 31, 2011. Mr. Brian R. Keeley is a Chartered Financial Analyst and joined the Adviser as a Vice President of Research in 2006. Prior to that, Mr. Brian R. Keeley was a Vice President of Research and Trading at Mid-Continent Capital LLC. The SAI provides additional information about Mr. Brian R. Keeley’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

Kevin M. Chin is a Co-Portfolio Manager for the Funds and assists Mr. John L. Keeley, Jr. in their day-to-day management. Mr. Kevin M. Chin has been a Co-Portfolio Manager for each Fund since December 31, 2013. Previously, Mr. Chin was a Senior Vice President and Portfolio Manager at Cramer Rosenthal McGlynn, LLC. The SAI provides additional information about Mr. Chin’s compensation, other accounts that he manages, and his ownership of securities in the Funds.

•	On page 58, the section titled “Management—Portfolio Managers—Mid Cap Value Fund” is deleted in its entirety and replaced with the following:

Mid Cap Value Fund — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. John L. Keeley, Jr. has been Portfolio Manager for the Fund since its inception. See above for a description of Mr. John L. Keeley, Jr.’s background.

Brian R. Keeley and Kevin M. Chin are Co-Portfolio Managers for the Fund and assist Mr. John L. Keeley, Jr. in the day-to-day management of the Fund. Mr. Brian R. Keeley has been a Co-Portfolio Manager of the Fund since January 31, 2011. See above for a brief description of Mr. Brian R. Keeley’s background. Mr. Chin has been a Co-Portfolio Manager of the Fund since June 2013. See above for a brief description of Mr. Kevin M. Chin’s background.

•	Beginning on page 58, the section titled “Management—Portfolio Managers—Alternative Value Fund” is deleted in its entirety and replaced with the following:

Alternative Value Fund — John L. Keeley, Jr. is the Portfolio Manager for the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. John L. Keeley, Jr. has been Portfolio Manager for the Fund since its inception. See above for a description of Mr. John L. Keeley, Jr.’s background.

Brian R. Keeley and Kevin M. Chin are Co-Portfolio Managers for the Fund and assist Mr. John L. Keeley, Jr. in the day-to-day management of the Fund. Mr. Brian R. Keeley has been a Co-Portfolio Manager of the Fund since January 31, 2011. See above for a brief description of Mr. Brian R. Keeley’s background. Mr. Chin has been a Co-Portfolio Manager of the Fund since December 31, 2013. See above for a brief description of Mr. Kevin M. Chin’s background.